UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

Democratic Large Cap Core ETF

Ticker: DEMZ

Principal Listing Exchange: NASDAQ

Annual Shareholder Report - September 30, 2024

This annual shareholder report contains important information about Democratic Large Cap Core ETF (the "Fund") for the period from October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://demz.fund/performance. You can also request this information by contacting us at (888)-750-DEMZ (3369).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Democratic Large Cap Core ETF	$53	0.45%

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2024, the Democratic Large Cap Core ETF returned 37.66% versus its primary benchmark, Democratic Large Cap Core Index, of 36.94%. This 72 basis points (“bps”) of outperformance can be explained by friction costs as well as the transitory cash position of the Fund. Relative to its secondary benchmark the S&P 500® Index (TR), the Fund outperformed by 131 bps (37.66% versus 36.35% respectively). This outperformance was primarily driven by security selection in the Information Technology (“IT”) and Consumer Staples (“CS”) Sectors, with security selection contributing 1.36% return over the benchmark in IT and 1.68% in CS on an attribution basis according to Bloomberg Terminal research. Further, albeit smaller positive contribution was the result of the relative overweight of the Communication Services sector versus the S&P 500 Ex-Information Technology Index and the Funds zero exposure to the Energy Sector, which added 170 bps to overall performance. The largest contributor to negative performance was the under allocation and security selection in the Financials Sector contributing -2 bps and -173 bps respectively. We continue to be satisfied by both the relative and absolute performance of the Fund and believe it to be well positioned heading into the final quarter of the 2024 calendar year.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Democratic Large Cap Core ETF - $18605	S&P 500® Index (TR)* - $18493	Democratic Large Cap Core Index - $17975
Nov/20	$10000	$10000	$10000
Sep/21	$13726	$13193	$13601
Sep/22	$11110	$11152	$10895
Sep/23	$13516	$13562	$13126
Sep/24	$18605	$18493	$17975

Since its inception on November 2, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call (888)-750-DEMZ (3369) or visit https://demz.fund/performance for current month-end performance.

Footnote Reference*As of September 2024, pursuant to the new regulatory requirements, this index replaced the prior index as the Fund's primary benchmark to represent a broad-based securities market index.

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Democratic Large Cap Core ETF	37.66%	17.20%
S&P 500® Index (TR)*	36.35%	17.02%
Democratic Large Cap Core Index	36.94%	16.17%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$38,689,152	50	$143,384	28%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Information Technology 37.0%
Communication Services 14.4%
Consumer Staples 9.9%
Financials 9.4%
Industrials 8.1%
Consumer Discretionary 8.0%
Health Care 7.0%
Real Estate 3.8%
Materials 2.0%

Value	Value
Materials	2.0%
Real Estate	3.8%
Health Care	7.0%
Consumer Discretionary	8.0%
Industrials	8.1%
Financials	9.4%
Consumer Staples	9.9%
Communication Services	14.4%
Information Technology	37.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Apple	5.1%
Loews	4.9%
Costco Wholesale	4.7%
NVIDIA	4.7%
Microsoft	4.6%
International Business Machines	3.8%
Meta Platforms, Cl A	3.7%
Amphenol, Cl A	3.5%
Walt Disney	2.6%
Colgate-Palmolive	2.6%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (888)-750-DEMZ (3369)

  https://demz.fund/performance

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (888)-750-DEMZ (3369) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Democratic Large Cap Core ETF: DEMZ

Principal Listing Exchange - NASDAQ

Annual Shareholder Report - September 30, 2024

RAM-AR-TSR-2024-1

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to The Advisors’ Inner Circle Fund III (the aforementioned “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2024			FYE September 30, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$808,066	None	None	$742,366	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$25,000(2)	None	None	$35,000(2)
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2024			FYE September 30, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$138,792	None	None	$138,710	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	$22,476(3)	None	None	$20,850(3)	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Deloitte & Touche LLP (“D&T”) relate to the Trust.

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows

		FYE September 30, 2024			FYE September 30, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$65,600	None	None	$60,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	Tax return preparation fees for affiliates of the Funds.
(3)	Tax Fees for UK Reporting Fund Status.
(4)	Fees in connection with international withholding tax analysis.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert; provided, that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	FYE September 30, 2024	FYE September 30, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	FYE September 30, 2024	FYE September 30, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	FYE September 30, 2024	FYE September 30, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $25,000 and $35,000 for 2024 and 2023, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $22,476 and $20,850 for 2024 and 2023, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $0 and $0 for 2024 and 2023, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not Applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors’ Inner Circle Fund III

Democratic Large Cap Core ETF

ANNUAL FINANCIALS AND OTHER INFORMATION

SEPTEMBER 30, 2024

Investment Adviser:

Reflection Asset Management, LLC.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2024

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Report of Independent Registered Public Accounting Firm	20
Approval of Investment Advisory Agreement & Investment Subadvisory Agreement (Form N-CSR Item 11)	22
Notice to Shareholders	27

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 99.6%
	Shares	Value
Communication Services — 14.4%
Alphabet, Cl A	5,443	$902,722
Alphabet, Cl C	4,811	804,351
Electronic Arts	2,585	370,792
Meta Platforms, Cl A	2,492	1,426,521
Netflix *	681	483,013
Omnicom Group	5,695	588,806
Walt Disney	10,475	1,007,590
		5,583,795
Consumer Discretionary — 8.0%
BorgWarner	23,401	849,222
CarMax *	4,905	379,549
Ralph Lauren, Cl A	2,667	517,051
Ross Stores	3,676	553,275
Tapestry	8,901	418,169
Ulta Beauty *	1,003	390,287
		3,107,553
Consumer Staples — 9.9%
Colgate-Palmolive	9,677	1,004,569
Costco Wholesale	2,045	1,812,933
Hormel Foods	11,834	375,138
Kimberly-Clark	4,599	654,346
		3,846,986
Financials — 9.4%
Everest Group	1,974	773,472
Loews	23,965	1,894,433
Moody's	977	463,674
MSCI, Cl A	836	487,330
		3,618,909
Health Care — 7.0%
Agilent Technologies	4,115	610,995
Danaher	3,433	954,443
Henry Schein *	5,489	400,148
Stryker	2,035	735,164
		2,700,750
Industrials — 8.1%
Automatic Data Processing	3,360	929,813
Nordson	1,884	494,795
Paychex	4,183	561,317

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2024

COMMON STOCK** — continued
	Shares	Value
Industrials — continued
Veralto	3,423	$382,897
Xylem	5,712	771,291
		3,140,113
Information Technology — 37.0%
Adobe *	638	330,344
Advanced Micro Devices *	3,102	508,976
Amphenol, Cl A	20,641	1,344,968
Apple	8,398	1,956,734
Arista Networks *	1,316	505,107
Autodesk *	1,803	496,690
Cadence Design Systems *	1,386	375,648
CDW	1,711	387,199
Gartner *	740	375,002
International Business Machines	6,631	1,465,981
KLA	1,148	889,023
Lam Research	751	612,876
Microsoft	4,162	1,790,909
NVIDIA	14,918	1,811,642
Salesforce	1,846	505,269
ServiceNow *	633	566,149
Synopsys *	765	387,388
		14,309,905
Materials — 2.0%
Avery Dennison	3,425	756,103

Real Estate — 3.8%
American Tower, Cl A ‡	3,156	733,959
Kimco Realty ‡	31,643	734,751
		1,468,710
Total Common Stock
(Cost $30,712,884)		38,532,824

Total Investments - 99.6%
(Cost $30,712,884)		$38,532,824

Percentages are based on Net Assets of $38,689,152.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2024

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

Cl — Class
MSCI — Morgan Stanley Capital International

As of September 30, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2024

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $30,712,884)	$38,532,824
Cash	141,668
Dividend Receivable	25,852
Total Assets	38,700,344
Liabilities:
Payable for Management Fees	11,192
Total Liabilities	11,192
Net Assets	$38,689,152
Net Assets Consist of:
Paid-in Capital	$31,300,471
Total Distributable Earnings	7,388,681
Net Assets	$38,689,152
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,075,000
Net Asset Value, Offering and Redemption Price Per Share	$35.99

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF FOR THE YEAR ENDED SEPTEMBER 30, 2024

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$382,290
Total Investment Income	382,290
Expenses:
Management Fees	143,384
Total Expenses	143,384
Net Investment Income	238,906
Net Realized Gain on:
Investments(1)	2,286,191
Net Realized Gain	2,286,191
Net Change in Unrealized Appreciation on:
Investments	7,251,425
Net Change in Unrealized Appreciation	7,251,425
Net Realized and Unrealized Gain	9,537,616
Net Increase in Net Assets Resulting from Operations	$9,776,522

(1) Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net Investment Income	$238,906	$228,486
Net Realized Gain (Loss)	2,286,191	(466,022)
Net Change in Unrealized Appreciation	7,251,425	4,372,316
Net Increase in Net Assets Resulting From Operations	9,776,522	4,134,780
Distributions:	(251,845)	(197,710)
Capital Share Transactions:
Issued	9,451,679	3,029,526
Redeemed	(4,028,550)	(1,842,066)
Net Increase in Net Assets From Capital Share Transactions	5,423,129	1,187,460
Total Increase in Net Assets	14,947,806	5,124,530
Net Assets:
Beginning of Year	23,741,346	18,616,816
End of Year	$38,689,152	$23,741,346
Shares Transactions:
Issued	300,000	125,000
Redeemed	(125,000)	(75,000)
Net Increase in Shares Outstanding From Share Transactions	175,000	50,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Period Ended September 30, 2021*
Net Asset Value, Beginning of Year/Period	$26.38	$21.90	$27.72	$20.25
Income (Loss) from Investment Operations:
Net Investment Income†	0.24	0.26	0.25	0.23
Net Realized and Unrealized Gain (Loss)	9.64	4.45	(5.33)	7.30
Total from Investment Operations	9.88	4.71	(5.08)	7.53
Dividends and Distributions:
Net Investment Income	(0.27)	(0.23)	(0.09)	(0.06)
Capital Gains	–	–	(0.65)	–
Total Dividends and Distributions	(0.27)	(0.23)	(0.74)	(0.06)
Net Asset Value, End of Year/Period	$35.99	$26.38	$21.90	$27.72
Total Return‡	37.66%	21.65%	(19.06)%	37.26%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$38,689	$23,741	$18,617	$4,851
Ratio of Expenses to Average Net Assets	0.45%	0.45%	0.45%	0.45	%††
Ratio of Net Investment Income to Average Net Assets	0.75%	1.02%	0.99%	0.98	%††
Portfolio Turnover Rate	28%	82%	40%	72	%§

*	Commenced operations on November 2, 2020.
†	Per share calculations were performed using average shares for the period.
††	Annualized.
‡

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover is for the period indicated and has not been annualized.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2024

Notes to Financial Statements

1.    Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 52 funds. The financial statements herein are those of the Democratic Large Cap Core ETF (the “Fund”). The investment objective of the Fund is to seek to track the total return performance, before fees and expenses, of the Democratic Large Cap Core Index (the “Index”). The Fund operates as an exchange traded fund (“ETF”). Reflection Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Fund. Exchange Traded Concepts, LLC (the “Sub-Adviser”) serves as the sub-adviser to the Fund. The Fund commenced operations on November 2, 2020. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Shares of the Fund are listed and traded on The NASDAQ Stock Market (the "Exchange"). Market prices for shares of the Fund may be different from their net asset value ("NAV"). The Fund issues and redeems shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, called "Creation Units". Transactions for the Fund are generally conducted in exchange for the deposit or delivery of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2.    Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2024

amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2024

used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2024

period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended September 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2024

Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income, if any, at least annually, and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

Creation Units — The Fund issues and redeems Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 25,000 Shares, or multiples thereof).

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

The following table discloses the value/cost of one creation unit, creation transaction fee and redemption transaction fee for each transaction in a Creation Unit as of the year ended September 30, 2024:

Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
25,000	$250	$899,750	$250

3.    Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2024

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.    Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended September 30, 2024, the admin fees incurred by the fund were paid by the Adviser in accordance with the advisory agreement.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Fund as compensation for distribution and shareholder services. For the year ended September 30, 2024, the Fund did not incur any fees for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5.    Investment Advisory Agreement & Investment Subadvisory Agreement:

The Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, non-routine expenses, and distribution and service fees and expenses paid by the Fund under any plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives from the Fund.

Under the terms of an investment advisory agreement, the Adviser provides

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2024

investment advisory services to the Fund at a fee calculated at an annual rate of 0.45% of the Fund’s average daily net assets.

The Adviser has entered into an investment sub-advisory agreement with Exchange Traded Concepts, LLC (the “Subadviser”) with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Subadviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Fund’s Index, subject to the supervision of the Adviser and the Board.

For its services, the Sub-Adviser is entitled to a fee by the Adviser, which fee is calculated at an annual rate of 0.04% based on the average daily net assets of the Fund, and subject to a minimum annual fee of $20,000.

6.    Investment Transactions:

For the year ended September 30, 2024, the Fund made purchases of $18,228,126 and sales of $12,892,477 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $9,320,889 and redemptions of $3,329,367 respectively, and have been properly excluded from the calculation of portfolio turnover within the fund’s financial highlights. Realized gains on in-kind redemptions were $1,013,661.

7.    Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the period. The book/tax differences may be temporary or permanent. The permanent differences are primarily attributed to different treatment for gains and losses on REIT adjustments and redemptions in-kind.

At September 30, 2024, the Fund reclassified the following permanent amount between distributable earnings (accumulated losses) and paid-in capital, the reclassification is primarily related to accumulated earnings applicable to the redemptions in kind:

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2024

Total Distributable Earnings	Paid-in Capital
$(963,999)	$963,999

The tax character of dividends and distributions paid during the year ended September 30, 2024 are as follows:

	Ordinary Income	Return of Capital	Total
2024	$251,845	$—	$251,845
2023	197,710	—	197,710

As of September 30, 2024, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$155,298
Capital Loss Carryforwards	(411,371)
Unrealized Appreciation	7,644,753
Other Temporary Differences	1
Total Distributable Earnings	$7,388,681

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future gains. Losses carried forward are as follows.

Short-Term Loss	Long-Term Loss	Total
$411,371	$—	$411,371

During the year ended September 30, 2024, the Fund utilized $1,312,257 of prior year capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relate to wash sales. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by the Fund at September 30, 2024, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$30,888,071	$7,926,500	$(281,747)	$7,644,753

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2024

8.    Concentration of Risks:

As with all exchange traded funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

EQUITY MARKET RISK — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

COMMON STOCK RISK — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

LARGE CAPITALIZATION RISK — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

SECTOR RISK – The Fund is subject to the following Sector Risk:

Information Technology Sector Risk — The Fund’s investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones,

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2024

computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

ISSUER-SPECIFIC RISK — Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

ETF RISKS — The Fund is an exchange-traded fund (“ETF”) and, as a result of this structure, it is exposed to the following risks:

INDEX TRACKING RISK — The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

PASSIVE INVESTMENT RISK — The Fund is not actively managed and therefore the Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

TRADING RISK — Shares of the Fund may trade on The NASDAQ Stock Market (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

METHODOLOGY RISK — The Fund seeks to track the performance of the Index, which is based on a construction methodology that utilizes financial modeling. No assurance can be given that stocks of companies chosen for the Index will outperform stocks of other companies. Moreover, there is no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving positive investment returns or outperforming other investment products.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2024

The Federal Election Commission (FEC) imposes strict standards regarding the reporting of political contribution data, and violations of such standards may constitute a federal crime. Nevertheless, to the extent that a company fraudulently reports contribution data, such data may cause a company to be included in the Index when such company otherwise would be excluded absent such fraud. Further, FEC contribution data does not include Excluded Contributions and thus may not reflect all political contributions made by a company, including its senior management. Therefore, the Index’s sole reliance on the FEC for political contributions data may cause a company to be included in the Index that would not qualify for inclusion if the Index took into account Excluded Contributions. The inclusion of such companies in the Index could negatively affect the value of an investment in the Fund.

NEW INDEX PROVIDER RISK — The Index was created by and is owned and maintained by the Adviser, which has not previously been an index provider or investment adviser for a registered fund, which may create additional risks for investing in the Fund. There is no assurance that the Adviser will compile the Index accurately, or that the Index will be reconstituted, rebalanced, calculated or disseminated accurately.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK — Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

9.    Other:

At September 30, 2024, all shares issued by the Fund were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Fund). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2024

and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Fund’s Distributor.

10.    Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11.    Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund III and

Shareholders of Democratic Large Cap Core ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Democratic Large Cap Core ETF (the “Fund”) (one of the funds constituting The Advisors’ Inner Circle Fund III (the “Trust”)), including the schedule of investments, as of September 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from November 2, 2020 (commencement of operations) through September 30, 2021 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting The Advisors’ Inner Circle Fund III) at September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and the period from November 2, 2020 (commencement of operations) through September 30, 2021, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2024

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Reflection Asset Management, LLC companies since 2021.

Philadelphia, Pennsylvania

November 26, 2024

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2024 (UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT & INVESTMENT SUBADVISORY AGREEMENT (FORM N-CSR ITEM 11)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory and sub-advisory agreements (the “Agreements”) must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on June 17–18, 2024 to decide whether to renew the Agreements for additional one-year terms. In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Adviser’s services; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fees paid to the Adviser and the Sub-Adviser and the Fund’s overall fees and operating expenses compared with a peer group of funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationships with the Fund, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the Sub-Adviser’s compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2024 (UNAUDITED)

performance compared with a peer group of funds and the Fund’s benchmark index.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Fund, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Fund and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationships with the Fund, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Fund, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s investment and risk management approaches for the Fund. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2024 (UNAUDITED)

the Sub-Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

Investment Performance of the Fund, the Adviser and Sub-Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Fund to the Adviser and the Sub-Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of funds as classified by Lipper. The Trustees reviewed the management fees charged by the Sub-Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2024 (UNAUDITED)

demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the Adviser, not the Fund, paid the Sub-Adviser pursuant to the sub-advisory agreement and that the fee payable to the Sub-Adviser reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Adviser and their affiliates. The Trustees considered how the Adviser’s and the Sub-Adviser’s profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Fund were not unreasonable.

The Trustees considered the Adviser’s and Sub-Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Adviser with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2024 (UNAUDITED)

identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC LARGE CAP CORE ETF SEPTEMBER 30, 2024 (UNAUDITED)

NOTICE TO SHAREHOLDERS

For shareholders that do not have a September 30, 2024 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30, 2024, the Funds are designating the following items with regard to distributions paid during the period.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)
0.00%	0.00%	100.00%	100.00%	100.00%

Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)	Qualifying Business Income (6)
100.00%	0.00%	0.00%	0.00%	0.00%

1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

4)

The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors.

5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors.

6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

NOTES

NOTES

Democratic Large Cap Core ETF

c/o SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

1-888-750-3369

Investment Adviser:

Reflection Asset Management, LLC

1000 Palm Boulevard, Suite 571

Isle of Palms, South Carolina 29451

Investment Sub-Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, Oklahoma 73120

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RAM-AR-001-0400

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: December 6, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: December 6, 2024